Leases - Schedule Of Supplemental BaIance Sheet information Related To Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Operating leases
Operating lease right-of-use assets	¥ 21,879	$ 3,172	¥ 26,342
Operating lease liabilities, current	(15,083)	(2,187)	(11,897)
Operating lease liabilities, non-current	(7,599)	$ (1,102)	(15,985)
Total operating lease liabilities	¥ (22,682)		¥ (27,882)
Weighted-average remaining lease term
Operating leases	1 year 6 months	1 year 6 months	2 years 1 month 6 days
Weighted-average discount rate
Operating leases	5.70%	5.70%	5.70%